Expected credit loss measurement - Comparison of shock factors (Detail) - Baseline	6 Months Ended
Jun. 30, 2025
2024 | Real GDP growth (annual percentage change) | US
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.80%
2024 | Real GDP growth (annual percentage change) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.80%
2024 | Real GDP growth (annual percentage change) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%
2024 | Unemployment rate (%, annual average) | US
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.00%
2024 | Unemployment rate (%, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.40%
2024 | Unemployment rate (%, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%
2024 | Fixed income: 10-year government bonds (%, Q4) | USD
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.60%
2024 | Fixed income: 10-year government bonds (%, Q4) | EUR
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.40%
2024 | Fixed income: 10-year government bonds (%, Q4) | CHF
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.30%
2024 | Real estate (annual percentage change, Q4) | US
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.80%
2024 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.20%
2024 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%
2025 | Real GDP growth (annual percentage change) | US
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.60%
2025 | Real GDP growth (annual percentage change) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.70%
2025 | Real GDP growth (annual percentage change) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.90%
2025 | Unemployment rate (%, annual average) | US
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.30%
2025 | Unemployment rate (%, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.50%
2025 | Unemployment rate (%, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.90%
2025 | Fixed income: 10-year government bonds (%, Q4) | USD
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.20%
2025 | Fixed income: 10-year government bonds (%, Q4) | EUR
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%
2025 | Fixed income: 10-year government bonds (%, Q4) | CHF
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.50%
2025 | Real estate (annual percentage change, Q4) | US
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.30%
2025 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.70%
2025 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.00%
2026 | Real GDP growth (annual percentage change) | US
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.20%
2026 | Real GDP growth (annual percentage change) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.00%
2026 | Real GDP growth (annual percentage change) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	1.40%
2026 | Unemployment rate (%, annual average) | US
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.80%
2026 | Unemployment rate (%, annual average) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	6.60%
2026 | Unemployment rate (%, annual average) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.90%
2026 | Fixed income: 10-year government bonds (%, Q4) | USD
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	4.40%
2026 | Fixed income: 10-year government bonds (%, Q4) | EUR
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.80%
2026 | Fixed income: 10-year government bonds (%, Q4) | CHF
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	0.60%
2026 | Real estate (annual percentage change, Q4) | US
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.70%
2026 | Real estate (annual percentage change, Q4) | Eurozone
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	3.40%
2026 | Real estate (annual percentage change, Q4) | Switzerland
Disclosure of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast	2.50%